Introduction and overview of Group's risk management (Tables)	12 Months Ended
Dec. 31, 2022
Introduction and overview of Group's risk management
Schedule of sensitivity analysis of exchange rates

		Effect on	Effect on	Effect on	Effect on	Effect on	Effect on
	Effect on	Rwandan	Nigerian	Zambian	South Africa	Brazilian	Kuwaiti
	Euro	Franc	Naira	Kwacha	Rand	Real	Dinar
	$’000	$’000	$’000	$’000	$’000	$’000	$’000
2022
Rate of change	7%	7%	7%	7%	7%	7%	7%
Effect of US Dollar weakening on loss	(13,153)	(4,402)	(165,880)	(15,528)	(2,809)	(18,898)	(648)
Effect of US Dollar strengthening on loss	13,153	4,402	165,880	15,528	2,809	18,898	648

2021
Rate of change	5%	5%	5%	5%	n/a	5%	5%
Effect of US Dollar weakening on loss	(15,726)	(3,284)	(106,595)	(11,078)	—	(15,502)	(424)
Effect of US Dollar strengthening on loss	15,726	3,284	106,595	11,078	—	15,502	424

2020
Rate of change	5%	5%	5%	5%	n/a	5%	5%
Effect of US Dollar weakening on loss	(18,652)	(3,522)	(114,799)	(10,808)	—	(14,302)	(250)
Effect of US Dollar strengthening on loss	18,652	3,522	114,799	10,808	—	14,302	250

Schedule of foreign exchange exposure on inter company loans

	Nigerian	Rwandan	Zambian	South African	Brazilian	Kuwaiti
	Naira	Franc	Kwacha	Rand	Real	Dinar	US Dollar
	$’000	$’000	$’000	$’000	$’000	$’000	$’000
2022
US Dollar loan	2,172,230	62,886	127,235	40,132	269,976	9,261	—
Euro loan	—	—	—	—	—	—	244,194

2021
US Dollar loan	2,037,580	65,679	128,084	—	310,047	8,476	—
Euro loan	—	—	—	—	—	—	290,346

Schedule of foreign exchange risk

	2022	2021
	$’000	$’000

Trade receivables	7,356	36,629
Cash and cash equivalents	45,234	43,928
Trade payables	(69,480)	(28,707)
Borrowings	(306,291)	(211,961)
Net exposure	(323,181)	(160,111)

Schedule of interest rate risk

	2022	2021	2020
	$'000	$'000	$'000

Effect of 1% (2021 and 2020: 1%) increase on post tax loss	6,345	6,343	5,850
Effect of 1% (2021 and 2020: 1%) decrease on post tax loss	(6,846)	(6,079)	(6,035)

Schedule of maximum credit exposure

	2022	2021
	$’000	$'000

Other receivables (note 19)	387,019	201,759
Derivative financial instrument assets (note 18)	6,121	165,100
Trade receivables (net) (note 19)	211,025	222,789
Cash and cash equivalents (note 20)	514,078	916,488
	1,118,243	1,506,136

Fitch credit ratings

	2022	2021
	$’000	$'000
Other receivables
AAA	27,820	—
A	63	—
B	335,600	145,300
B-	—	7,418
BB-	—	6,665
Not rated	23,536	42,376
	387,019	201,759

Internal credit ratings

	Internal Credit rating
2022	First tier	Second tier	Total
	$'000	$'000	$'000

Accrued Revenue	84,975	156	85,131
Not due	58,169	3,128	61,297
0-30 days	22,581	2,267	24,848
31-60 days	11,233	3,269	14,502
61-90 days	4,411	3,902	8,313
Over 90 days	11,748	30,551	42,299
Gross trade receivables	193,117	43,273	236,390
Impairment allowance	(2,597)	(22,768)	(25,365)
Net trade receivables	190,520	20,505	211,025

	Internal Credit rating
2021	First tier	Second tier	Total
	$'000	$'000	$'000

Accrued Revenue	102,931	438	103,369
Not due	37,238	2,712	39,950
0-30 days	15,113	1,419	16,532
31-60 days	25,585	2,824	28,409
61-90 days	8,024	1,964	9,988
Over 90 days*	28,941	26,663	55,604
Gross trade receivables	217,832	36,020	253,852
Impairment allowance*	(6,682)	(24,381)	(31,063)
Net trade receivables	211,150	11,639	222,789

* Amount has been re-presented to reflect a trade receivables reclassification to align with 2022 disclosure.

Schedule of movement in allowance for impairment in respect of trade receivables

	2022	2021	2020
	$'000	$'000	$'000

Opening balance	31,063	133,800	133,889
(Decrease)/increase in impairment provision	(4,446)	(34,031)	13,081
Written-off during the year	(312)	(67,053)	(2,106)
Foreign exchange	(940)	(1,653)	(11,064)
	25,365	31,063	133,800

Schedule of contractual undiscounted cash flows of financial liabilities

	Within 1 year	2 - 3 years	4 - 5 years	Over 5 years	Total
	$'000	$'000	$'000	$'000	$'000
2022
Trade payables (note 21)	442,959	—	—	—	442,959
Other payables (note 21)	88,676	1,459	—	—	90,135
Payroll and other related statutory liabilities (note 21)	45,331	—	—	—	45,331
Lease liabilities (note 23)	92,417	179,930	168,231	667,954	1,108,532
Bank and bond borrowings	649,110	1,051,663	1,922,606	753,813	4,377,192
	1,318,493	1,233,052	2,090,837	1,421,767	6,064,149
2021
Trade payables (note 21)	342,841	—	—	—	342,841
Other payables (note 21)	78,193	312	—	—	78,505
Payroll and other related statutory liabilities (note 21)	53,446	—	—	—	53,446
Lease liabilities (note 23)	54,303	106,015	99,573	440,986	700,877
Bank and bond borrowings	363,345	657,292	1,008,212	1,515,659	3,544,508
	892,128	763,619	1,107,785	1,956,645	4,720,177

Schedule of net leverage ratios

	2022	2021
	$’000	$'000

Bank and bond borrowings (note 22)	3,344,402	2,609,090
Lease liabilities (note 23)	604,529	376,101
Less: Cash and cash equivalents (note 20)	(514,078)	(916,488)
Net debt	3,434,853	2,068,703

Segment Adjusted EBITDA	1,031,386	926,396
Management net leverage ratio	3.3x	2.2x

Schedule of reconciliation of financial instruments measured at fair value

	2022	2021
	$'000	$'000
Opening balance at January 1	—	7,285
Recognition of embedded derivatives within revenue contracts	—	—
Change in fair value	—	(7,231)
Foreign exchange translation impact	—	(54)
Closing balance at December 31	—	—

Schedule of financial instruments measured at fair value

	Level 1	Level 2	Level 3	Total
2022	$'000	$'000	$'000	$'000

Fair value through other comprehensive income financial assets	10	—	—	10
Interest rate caps (note 18)	—	821	—	821
Embedded options within listed bonds (note 18)	—	5,300	—	5,300
Foreign exchange swaps (note 18)	—	(1,393)	—	(1,393)
	10	4,728	—	4,738

	Level 1	Level 2	Level 3	Total
2021	$'000	$'000	$'000	$'000

Fair value through other comprehensive income financial assets	11	—	—	11
Embedded options within listed bonds (note 18)	—	165,100	—	165,100
Non-deliverable forwards (NDF/NDS) (note 18)	—	(3,771)	—	(3,771)
	11	161,329	—	161,340

Schedule of fair value estimation

	2022		2021
	Carrying		Carrying
	value	Fair value	value	Fair value
Financial liabilities	$'000	$'000	$'000	$'000

Bank and bond borrowings (note 22)	3,344,402	3,116,193	2,609,090	2,668,792
	3,344,402	3,116,193	2,609,090	2,668,792

Schedule of financial instruments by category - Assets

Financial assets		Fair value
		through other	Fair value
	Amortized	comprehensive	through profit
	cost	income	or loss	Total
	$'000	$'000	$'000	$'000
2022
Trade receivables (note 19)	211,025	—	—	211,025
Other receivables (note 19)	387,019	—	—	387,019
Cash and cash equivalents (note 20)	514,078	—	—	514,078
Fair value through other comprehensive income financial assets	—	10	—	10
Derivative financial instruments assets (note 18)	—	—	6,121	6,121
	1,112,122	10	6,121	1,118,253

2021
Trade receivables (note 19)	222,789	—	—	222,789
Other receivables (note 19)	201,759	—	—	201,759
Cash and cash equivalents (note 20)	916,488	—	—	916,488
Fair value through other comprehensive income financial assets	—	11	—	11
Derivative financial instruments assets (note 18)	—	—	165,100	165,100
	1,341,036	11	165,100	1,506,147

Schedule of financial instruments by category - Liabilities

Financial liabilities		Fair value
		through profit
	Amortized cost	or loss	Total
	$'000	$'000	$'000
2022
Bank and bond borrowings (note 22)	3,344,402	—	3,344,402
Trade payables (note 21)	442,959	—	442,959
Other payables (note 21)	90,135	—	90,135
Derivative financial instruments liabilities (note 18)	—	1,393	1,393
Lease liabilities (note 23)	604,529	—	604,529
	4,482,025	1,393	4,483,418

2021
Bank and bond borrowings (note 22)	2,609,090	—	2,609,090
Trade payables (note 21)	342,841	—	342,841
Other payables (note 21)	78,505	—	78,505
Derivative financial instruments liabilities (note 18)	—	3,771	3,771
Lease liabilities (note 23)	376,101	—	376,101
	3,406,537	3,771	3,410,308